PROPERTY, PLANT AND EQUIPMENT - Mineral Property Costs Not Subject to Depreciation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mining property not subject to depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,933	$ 3,586	$ 4,100
Mining property not subject to depreciation [Member] | Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	780	741
Mining property not subject to depreciation [Member] | Norte Abierto Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	662	653
Mining property not subject to depreciation [Member] | Donlin Gold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	212	198
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,114	1,208
Acquired mineral resources and exploration potential
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 165	$ 786